Note 4 - Cash, Cash Equivalents and Restricted Cash (Details Textual) - USD ($) $ in Millions		3 Months Ended
	Mar. 07, 2018	Mar. 31, 2018
Restricted Cash and Cash Equivalents Withdrawal Amount		$ 1.5
Boardman Tennis Center [Member]
Payments to Acquire Businesses, Gross	$ 1.3